Short-Term Borrowings and Long-Term Debt (Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Borrowings and bonds		¥ 10,180,504	¥ 11,361,542
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		6,402,157	7,503,032
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		549,647	2,057,156
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		2,744,713	2,765,247
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		609,346	324,162
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		606,095	656,029
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		1,682,540	1,493,617
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		209,816	206,821
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		3,778,347	3,858,510
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		3,370,234	3,442,438
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		¥ 408,113	¥ 416,072
Maximum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	8.10%
Maturities, End	[2]	2050-01
Maximum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	8.25%
Maturities, End	[2]	2048-03
Maximum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	12.40%
Maturities, End	[2]	2039-09
Maximum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	51.60%
Maturities, End	[2]	2050-03
Maximum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	37.20%
Maturities, End	[2]	2059-12
Maximum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	25.00%
Maturities, End	[2]	2030-10
Maximum [Member] | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	4.26%
Maximum [Member] | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	4.70%
Maturities, End	[2]	2025-10
Minimum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2020-04
Minimum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2020-04
Minimum [Member] | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.02%
Maturities, Start	[2]	2020-04
Minimum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2020-04
Minimum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2020-04
Minimum [Member] | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2020-06
Minimum [Member] | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.39%
Maturities, Start	[2]	2020-08
Minimum [Member] | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	4.30%
Maturities, Start	[2]	2022-07

[1]	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2020.
[2]	Maturity information disclosed is the range of maturities at March 31, 2020.